Fixed Assets, Net (Details) - Summary of Fixed Assets and Net, Consisted - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Fixed assets, gross		$ 873	$ 103
Less: accumulated depreciation	$ (140)	(80)	(2)
Fixed assets, net	945	793	101
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	638	601
Catamaran tray sets [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	348	193	77
IT equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	76	56	17
Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 14	14
Office furniture [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross		$ 9	$ 9